INCOME TAXES (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2017
Deferred:
Federal	$ (168,767)	$ (812,223)
State	(56,375)	(152,154)
Benefit from income taxes	$ (225,142)	$ (964,377)